Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Repayment schedule [Abstract]
Project debt	$ 4,777,192	$ 4,852,348
Remainder of 2020 [Member]
Repayment schedule [Abstract]
Payment of interests accrued	59,240
Nominal repayment	243,993
Between January and March 2021 [Member]
Repayment schedule [Abstract]
Project debt	3,232
Between April and December 2021 [Member]
Repayment schedule [Abstract]
Project debt	242,663
2022 [Member]
Repayment schedule [Abstract]
Project debt	285,997
2023 [Member]
Repayment schedule [Abstract]
Project debt	309,822
2024 [Member]
Repayment schedule [Abstract]
Project debt	324,234
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,308,013